DELAWARE
INVESTMENTS
-----------

                                                       DELAWARE FOUNDATION FUNDS
                                                       Delaware Growth Portfolio
                                                     Delaware Balanced Portfolio
                                                       Delaware Income Portfolio



Asset Allocation






                                                              2000 ANNUAL REPORT

A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------


TABLE OF CONTENTS
-----------------

Letter to Shareholders                                          1

Portfolio Management
Review                                                          3

Performance Summary                                             7

Financial Statements


  Statements of Net Assets                                     10

  Statements of Operations                                     13

  Statements of Changes in
  Net Assets                                                   14

  Financial Highlights                                         15

  Notes to Financial
  Statements                                                   21

  Report of Independent
  Auditors                                                     24


A Commitment To Our Investors

Experienced

o Our seasoned investment professionals average more than 11 years' experience.

o We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a full range of economic and market environments.

Disciplined

o We follow strict investment policies and clear buy/sell guidelines.

o We strive to balance risk and reward in order to provide sound investment alternatives within any given asset class.

Consistent

o We clearly articulate our investment policies and follow them consistently.

o Our commitment to consistency has earned us the confidence of discriminating institutional and individual investors to manage more than $44 billion in assets as of September 30, 2000.

Comprehensive

o We offer more than 70 mutual funds in these asset classes.

   o Large-cap equity                 o High-yield bonds
   o Mid-cap equity                   o Investment grade bonds
   o Small-cap equity                 o Municipal bonds (23 single-state funds)
   o International equity             o International fixed-income
   o Balanced

o Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
(C) Delaware Distributors, L.P.

Dear Shareholder

"EXTREME LEVELS OF
VOLATILITY BECAME
COMMONPLACE IN THE
MARKETS DURING THE
12 MONTHS ENDED
SEPTEMBER 30, 2000."

November 6, 2000

Recap of Events - Extreme levels of volatility became commonplace in the markets during the 12 months ended September 30, 2000. Periods of decline were followed by periods of recovery and vice versa. The resulting sideways movement of the markets produced returns more in line with historical averages -- a development we anticipated heading into the new millennium.

For the 12 months ended September 30, 2000, the large-company Standard & Poor's 500 Index returned 13.28%, less than half of its 27.81% return for the same period a year earlier. Rising interest rates, inflation worries and, recently, negative earnings warnings by prominent companies, topped the year's list of obstacles for the U.S. stock market.

Most major U.S. stock market indexes advanced through December 1999 led by gains in the technology sector. Technology stocks continued to propel the tech-heavy Nasdaq Composite Index to a record close above 5,000 on March 10, 2000. Subsequent interest rate increases in March and May rekindled fears about inflation. At the same time, elevated stock prices created uneasiness that prompted investors to begin selling expensive technology stocks in favor of stocks of traditional "old economy" companies.

Technology stocks regained popularity over the summer, supported by positive earnings reports, signs that the economy might achieve the "soft landing" desired by the Fed and optimism that the Fed was finished raising rates. Despite a more stable interest rate environment, technology stocks fell sharply in September 2000 as a handful of companies, including Intel and Microsoft, posted earnings warnings.

Total Return

For the Period Ended September 30, 2000                      One Year
--------------------------------------------------------------------------------
Delaware Foundation Funds
Delaware Growth Portfolio Class A Shares                      +10.99%
Delaware Balanced Portfolio Class A Shares                     +9.49%
Delaware Income Portfolio Class A Shares                       +7.66%
--------------------------------------------------------------------------------
Unmanaged Equity Indexes
Standard & Poor's 500 Index                                   +13.28%
MSCI EAFE Index                                                +3.43%
Russell 2000 Index                                            +23.23%
MSCI Emerging Markets Free Index                               +0.41%
--------------------------------------------------------------------------------
Unmanaged Fixed Income Indexes
Lehman Brothers Aggregate Bond Index                           +6.99%
Salomon Smith Barney High-Yield Cash Pay Index                 +1.23%
--------------------------------------------------------------------------------
All performance shown above is at net asset value and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 7 through 9. The S&P 500 Index is an index of 500, mostly large-capitalization stocks. The Russell 2000 Index is a measure of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE index is a measure of international stocks in established markets. The MSCI Emerging Markets Free Index is a measure of international stocks in emerging markets. The Lehman Brothers Aggregate Bond Index is a measure of investment grade domestic bonds. The Salomon Smith Barney High-Yield Cash Pay Index is a measure of lower-rated domestic corporate bonds. All indexes are unmanaged. (Sources: Bloomberg and Lipper Inc.) You cannot invest directly in an index. Past performance does not guarantee future results.

"...WE THINK A
DIVERSIFIED APPROACH,
LIKE THAT OF DELAWARE
FOUNDATION FUNDS, CAN
PROVIDE AN EXCELLENT
WAY TO PARTICIPATE IN
THE MARKET'S REWARD
POTENTIAL WHILE
POTENTIALLY LOWERING
THE RISK OF EXTREME
LEVELS OF VOLATILITY."

(Illustrations Omitted)

The U.S. bond market experienced similar bouts of price volatility during the period. Bond yields, which move in the opposite direction from bond prices, rose in response to strength in the U.S. stock market. By spring, volatility in the equity markets sparked renewed interest in bonds, and yields began to fall as bond prices rebounded. Bond prices had generally begun to decline again at the close of our reporting period as rising oil prices re-ignited inflation fears.

Global equity markets, which displayed remarkable strength in the first half of our fiscal period, were flat to negative for the balance of the period. Japan's stock market lost momentum during the summer and fall as slowing demand for personal computers and computer chips hurt share prices. In Europe, continued weakness in the euro, the continent's currency, combined with rising global oil prices contributed to a less optimistic outlook for growth. For the 12-month period ended September 30, 2000, the developed markets' Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index returned +3.43%. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index returned +0.41%.

Delaware Foundation Funds' returns for the 12-month period ended
September 30, 2000, were consistent with our goal to deliver strong risk-adjusted returns. The Portfolio Management Review beginning on page 3 covers each Portfolio's performance in more detail.

For the 12 months ended September 30, 2000:

Delaware Growth Portfolio returned +10.99% (Class A shares at net asset value with distributions reinvested).

Delaware Balanced Portfolio returned +9.49% (Class A shares at net asset value with distributions reinvested).

Delaware Income Portfolio returned +7.66% (Class A shares at net asset value with distributions reinvested).

Market Outlook - One year ago, our outlook for the U.S. stock market was for a return to normalcy -- that is, stock returns closer to historical averages of about 10% annually. We believe the events of the past 12 months have set this trend in motion. We also believe that market volatility will continue. With this in mind, we think a diversified approach, like that of Delaware Foundation Funds, can provide an excellent way to participate in the market's reward potential while potentially lowering the risk of extreme levels of volatility.

Sincerely,

/s/ Wayne A. Stork                        /s/ David K. Downes
------------------------                  -----------------------------
Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

PORTFOLIO MANAGEMENT REVIEW
---------------------------

J. Paul Dokas
Senior Portfolio Manager

November 6, 2000

The Funds' Results

Each of the Delaware Foundation Funds is managed with specific investment goals, time horizons and risk preferences in mind. Common to all three Delaware Foundation Funds portfolios is the disciplined approach that guides our asset allocation decisions. We begin by evaluating three key factors:

o the expected return of specific asset classes (i.e., stocks and bonds);

o the expected volatility or degree to which returns of each asset class have varied over different time periods;

o the correlation of various asset classes -- that is, the degree to which two asset classes move up and down together.

We use this information to determine how much to invest in each asset class. Then, we select from Delaware Investments' mutual funds in allocating the Portfolios' assets. Our goal is to secure attractive risk-adjusted returns. This was a particularly challenging task for each of the Portfolios over the past 12 months.

Delaware Foundation Funds

Delaware Growth Portfolio
We began our fiscal year on October 1, 1999 with a significant allocation to both U.S. and foreign equities. At the time, we believed that declining stock prices presented an attractive opportunity to begin increasing those positions. Of the nearly 83% of net assets then allocated to equities, roughly one-third was in non-U.S. equity funds, including Delaware International Equity Fund and Delaware Emerging Markets Fund.

Our positive outlook for international markets led us to hold Delaware Growth Portfolio's foreign equity position steady through the winter and spring of 2000. We trimmed our exposure to U.S. stock funds in December 1999 and January 2000 as stock prices rebounded, thus lowering return expectations. We simultaneously increased our exposure to bond funds as bonds generally began offering more attractive returns.

In March and April 2000, we reversed this position as we believed that the sharp decline in stock prices signaled another buying opportunity. We increased Delaware Growth Portfolio's equity position to a high of 92% of net assets as of April 30. We added to existing positions in Delaware Diversified Growth Fund, which invests in large-cap growth stocks, and Delaware Diversified Value Fund, which invests in large-cap value stocks.

"AS U.S. STOCKS RALLIED
OVER THE SUMMER,
WE TOOK ADVANTAGE
OF RISING STOCK
PRICES TO LOCK IN
SHORT-TERM GAINS."

(Illustrations Omitted)

As U.S. stocks rallied over the summer, we took advantage of rising stock prices to lock in short-term gains. This helped to compensate us for losses that resulted from holdings in Delaware Research Fund and Delaware Delchester Fund, which were affected by volatile technology stocks and poor performing high-yield bonds during the period. We also reallocated a small percentage of assets back to fixed-income funds and cash. Given the poor relative return potential for high-yield bonds, we eliminated Delaware Delchester Fund from the portfolio. From that point forward, Delaware American Government Bond Fund was our only fixed-income holding.

In September, equity investors went on a selling spree, as many investors sought to secure profits. This widespread selling pushed stock prices lower. Once again, we used the price correction to add to our equity position. We added Delaware Blue Chip Fund, which invests in stocks of large "blue chip" companies. By the end of our fiscal period, Delaware Growth Portfolio had an approximate 90% position in equities, and a 10% position in bonds.

Delaware Balanced Portfolio
Delaware Balanced Portfolio began the fiscal year with a 61% allocation to U.S. and foreign equities, a 38% position in bonds and 1% in cash. Similar to the Delaware Growth Portfolio, we reallocated some of our equity holdings to fixed-income funds in December 1999 and January 2000. At the time, rising stock prices lowered our future return expectations for the U.S. equities market, while rising bond yields made the fixed-income markets more appealing. By January 31, 2000, our equity position reached a low of 54% of net assets and our fixed-income allocation rose to 41%.

In February 2000, our concerns over the health of the high-yield bond market prompted us to begin reducing the Portfolio's holdings of Delaware Delchester Fund -- although not before the Portfolio incurred some losses. Weak investor demand and rising default rates weighed down high-yield bond prices. As a result of reducing our high-yield exposure, the Portfolio's fixed-income allocation fell below 35%.

We began to shift the Portfolio back into equities in late March 2000, as investors feared that stock valuations had gotten too rich and began selling. As U.S. stock prices plummeted, we saw a buying opportunity and shifted assets out of our fixed-income and international equity holdings to increase our positions in Delaware Diversified Growth Fund and Delaware Diversified Value Fund.

"...WE EXPECT
DIVERSIFICATION TO PLAY
AN INCREASINGLY
IMPORTANT ROLE IN
HELPING INVESTORS TO
SMOOTH OUT THE
UNEVENNESS OF THE
MARKETS' PERFORMANCE."


Delaware Balanced Portfolio's equity position peaked at 73% of net assets as of April 30, 2000. We dropped it back to 65% in late May after we took some of our profits and shifted money back into Delaware American Government Bond Fund and Delaware International Equity Fund. We also increased our cash position again, which, over the course of the summer, helped the portfolio weather market volatility. As of September 30, 2000, our equity position remained at 67%, while fixed income was 32%.

Delaware Income Portfolio
Delaware Income Portfolio is the most conservative of the three Delaware Foundation Funds Portfolios. As such, our asset allocation policy targets a 40-60 split between equities and fixed-income securities. As we began our fiscal period on October 1, 1999, the Portfolio held a position of almost 36% in U.S. equities.

By January 31, 2000, U.S. stock funds accounted for only 26% of the Portfolio. This reflected our more favorable view of the fixed-income markets. With long-bonds yielding close to 7%, we reduced our equity holdings in favor of adding to our fixed-income assets. The Portfolio's combined holdings in Delaware American Government Bond Fund and Delaware Delchester Fund stood at 65% at the end of January.

As in the Delaware Growth and Delaware Balanced Portfolios, we began to reduce Delaware Income Portfolio's exposure to Delaware Delchester Fund in early spring from 10% to roughly 5% of the Portfolio. We felt that prolonged weakness in the high-yield bond market warranted a more cautious approach. As we cut our holdings in Delaware Delchester Fund, we also sought to cut our losses up to that point.

In April 2000, lower U.S. stock prices contributed to our higher long-term return expectations for domestic equities. As a result, we increased our exposure to U.S. equities, reaching a high of 46% of the Portfolio as of April 30, 2000. We trimmed our holdings to 37% in May as we moved assets back into international equities and fixed-income funds. As of September 30, Delaware Income Portfolio held approximately 44% in equity funds, 53% in fixed-income funds and 3% in cash.

Outlook

As we write this report, concerns seem to be running high about the risk of inflation from rising oil and natural gas prices. We believe that in the short-term, higher energy prices may, at the very most, restrain growth in the U.S. economy. We do not feel that increased energy prices would create enough inflationary pressure to lead the U.S. into a recession.

Our outlook for the securities markets is for more of the same. We expect stock returns to remain favorable, but not spectacular. We expect continued market volatility. And, finally, we expect diversification to play an increasingly important role in helping investors to smooth out the unevenness of the markets' performance. Delaware Foundation Funds remain committed to building and preserving investors' assets, and we will continue to seek returns that are consistent with each of the Portfolios' risk objectives.

Portfolio Allocations
September 30, 2000

                                                                        Delaware     Delaware    Delaware
                                                                         Growth      Balanced     Income
Fund                                              Type/Style            Portfolio    Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund       Large-Cap Value Stocks               22.9%        19.0%       13.6%
---------------------------------------------------------------------------------------------------------
Delaware Research Fund                Multi-Cap Growth
                                        & Value Stocks                      9.2%         4.7%        3.0%
---------------------------------------------------------------------------------------------------------
Delaware Diversified Growth
  Fund                                Large-Cap Growth Stocks              22.4%        17.9%       13.2%
---------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund         Small-Cap Value Stocks                4.9%         4.2%        1.6%
---------------------------------------------------------------------------------------------------------
Delaware REIT Fund                    Real Estate Stocks                                             2.4%
---------------------------------------------------------------------------------------------------------
Delaware International
  Equity Fund                         Non-U.S. Stocks                      14.8%         9.7%        5.0%
---------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund        Developing Countries Stocks           3.6%         2.7%
---------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund           Multi-Cap Growth Stocks               9.5%         9.1%        5.6%
---------------------------------------------------------------------------------------------------------
Delaware American
  Government Bond Fund                Mortgages & Treasuries                9.8%        31.6%       47.2%
---------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund               Multi-Cap Core Stocks                 2.7%
---------------------------------------------------------------------------------------------------------
Delaware Delchester Fund              High-Yield Corporate Bonds                                     5.5%
---------------------------------------------------------------------------------------------------------
Cash                                                                        0.2%         1.1%        2.9%
---------------------------------------------------------------------------------------------------------

All portfolio holdings are in Institutional Class shares of each Fund.

FUND BASICS
-----------

Fund Objective
The Fund seeks long-term capital growth.

Total Fund Assets
As of September 30, 2000
$15.82 million

Number of Holdings
9

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas joined Delaware
Investments in 1997. He was
previously director of Trust
Investment Management at Bell
Atlantic Corporation. He earned a
bachelor's degree at Loyola College
in Baltimore and an MBA at the
University of Maryland. He is also
a CFA charterholder.

Nasdaq Symbols
Class A  DFGAX
Class B  N/A
Class C  N/A

DELAWARE FOUNDATION FUNDS
-------------------------
DELAWARE GROWTH PORTFOLIO PERFORMANCE
-------------------------------------

Performance of a $10,000 Investment
December 31, 1997 through September 30, 2000

         S&P 500 Index
         Delaware Growth Portfolio Class A Shares


                S&P 500           Delaware Growth
                 Index           Portfolio Class A

12/31/97        $10,000              $9,424
 3/31/98        $11,395             $10,399
 9/30/98        $10,600              $9,058
 3/31/99        $13,500             $10,493
 9/30/99        $13,548             $10,627
 3/31/00        $15,921             $12,127
 9/30/00        $15,348             $11,795


Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% maximum front-end sales charge and the reinvestment of all distributions. Performance of other classes of the Portfolio will vary due to differing charges and expenses. Returns plotted on the chart were as of last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through September 30, 2000                       Lifetime    One Year
--------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
   Excluding Sales Charge                          +8.50%     +10.99%
   Including Sales Charge                          +6.19%      +4.59%
--------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
   Excluding Sales Charge                          +7.75%     +10.14%
   Including Sales Charge                          +6.78%      +5.14%
--------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
   Excluding Sales Charge                          +7.79%     +10.13%
   Including Sales Charge                          +7.79%      +9.13%
--------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charge, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for lifetime and one-year periods ended September 30, 2000 for Delaware Growth Portfolio's Institutional Class shares were +8.73%, and +11.13%, respectively. The Institutional Class (established December 31, 1997) is available without sales charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Growth Portfolio during the periods shown. Performance would have been lower if the expense limitation was not in effect.

FUND BASICS
-----------


Fund Objective
The Fund seeks capital appreciation
with current income as a secondary
objective.

Total Fund Assets

As of September 30, 2000
$30.73 million

Number of Holdings
8

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

Nasdaq Symbols
Class A  DFBAX
Class B  N/A
Class C  N/A

DELAWARE FOUNDATION FUNDS
-------------------------
DELAWARE BALANCED PORTFOLIO PERFORMANCE
---------------------------------------
Performance of a $10,000 Investment
December 31, 1997 through September 30, 2000

                                   Lehman                Delaware
                  S&P 500     Brothers Aggregate    Balanced Portfolio
                   Index          Bond Index          Class A Shares
12/31/97          $10,000          $10,000               $9,424
 3/31/98          $11,395          $10,115              $10,144
 9/30/98          $10,600          $10,832               $9,077
 3/31/99          $13,500          $10,813              $10,193
 9/30/99          $13,548          $10,791              $10,214
 3/31/00          $15,921          $11,016              $11,243
 9/30/00          $15,348          $11,545              $11,184

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% maximum front-end sales charge and the reinvestment of all distributions. Performance of other classes of the Portfolio will vary due to differing charges and expenses. Returns plotted on the chart were as of last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through September 30, 2000                               Lifetime    One Year
--------------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +6.42%      +9.49%
   Including Sales Charge                                 +4.15%      +3.24%
--------------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +5.73%      +8.75%
   Including Sales Charge                                 +4.73%      +3.75%
--------------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +5.81%      +8.74%
   Including Sales Charge                                 +5.81%      +7.74%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charge, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for lifetime and one-year periods ended September 30, 2000 for Delaware Balanced Portfolio's Institutional Class shares were +6.70%, and +9.85%, respectively. The Institutional Class (established December 31, 1997) is available without sales charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Balanced Portfolio during the periods shown. Performance would have been lower if the expense limitation was not in effect.

FUND BASICS
-----------

Fund Objective
The Fund seeks a combination of
current income and preservation of
capital with capital appreciation.

Total Fund Assets
As of September 30, 2000
$17.72 million

Number of Holdings
9

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

Nasdaq Symbols
Class A  DFIAX
Class B  N/A
Class C  N/A


DELAWARE FOUNDATION FUNDS
-------------------------
DELAWARE INCOME PORTFOLIO PERFORMANCE
-------------------------------------

Performance of a $10,000 Investment
December 31, 1997 through September 30, 2000

                   Lehman            Delaware
             Brothers Aggregate   Income Portfolio
                 Bond Index           Class A
12/31/97          $10,000              $9,424
 3/31/98          $10,115              $9,978
 9/30/98          $10,832              $9,309
 3/31/99          $10,813             $10,028
 9/30/99          $10,791              $9,946
 3/31/00          $11,016             $10,560
 9/30/00          $11,545             $10,708

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% maximum front-end sales charge and the reinvestment of all distributions. Performance of other classes of the Portfolio will vary due to differing charges and expenses. Returns plotted on the chart were as of last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through September 30, 2000                               Lifetime    One Year
--------------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +4.76%      +7.66%
   Including Sales Charge                                 +2.52%      +1.48%
--------------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +4.15%      +6.99%
   Including Sales Charge                                 +3.13%      +1.99%
--------------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
   Excluding Sales Charge                                 +4.07%      +6.88%
   Including Sales Charge                                 +4.07%      +5.88%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charge, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for lifetime and one-year periods ended September 30, 2000 for Delaware Income Portfolio's Institutional Class shares were +5.00%, and +7.90%, respectively. The Institutional Class (established December 31, 1997) is available without sales charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Income Portfolio during the periods shown. Performance would have been lower if the expense limitation was not in effect.

Statement of Net Assets

DELAWARE GROWTH PORTFOLIO
-------------------------

                                                         Number of      Market
September 30, 2000                                         Shares       Value
-------------------------------------------------------------------------------
 Investment Companies - 99.77%
 Equity Funds - 89.99%
+  Delaware Group Equity Funds II -
   Delaware Blue Chip Fund ..........................     32,871  $   433,565
 Delaware Group Equity Funds II -
   Delaware Diversified Value Fund ..................    346,410    3,619,986
 Delaware Group Equity Funds III -
   Delaware Research Fund ...........................    187,526    1,455,205
 Delaware Group Equity Funds IV -
   Delaware Diversified Growth Fund .................    286,589    3,539,379
 Delaware Group Equity Funds V -
   Delaware Small Cap Value Fund ....................     28,674      774,478
 Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund ...................     75,996      574,528
 Delaware Group Global & International Funds -
   Delaware International Equity Fund ...............    151,268    2,340,119
 Voyageur Mutual Funds III -
   Delaware Select Growth Fund ......................     35,662    1,499,235
                                                                  -----------
                                                                   14,236,495
                                                                  -----------
 Fixed Income Funds - 9.78%
 Delaware Group Government Funds -
   Delaware American Government Bond Fund ...........    213,353    1,546,813
                                                                  -----------
                                                                    1,546,813
                                                                  -----------
 Total Investment Companies
   (cost $14,694,721) ...............................              15,783,308
                                                                  -----------

                                                        Principal
                                                          Amount
 Repurchase Agreements - 0.37%
 With Chase Manhattan 6.40% 10/2/00
   (dated 9/29/00, collateralized by $23,000
   U.S. Treasury Notes 4.75% due 2/15/04,
   market value $22,247) ............................    $21,700       21,700
 With J.P. Morgan Securities 6.40% 10/2/00
   (dated 9/29/00, collateralized by $9,000
   U.S.Treasury Notes 6.625% due 4/30/02,
   market value $9,186) .............................      9,000        9,000
 With PaineWebber 6.50% 10/2/00
   (dated 9/29/00, collateralized by $100
   U.S. Treasury Notes 5.75% due 10/31/00,
   market value $105 and $4,000 U.S.Treasury
   Notes 4.625% due 12/31/00, market value
   $4,527 and $4,000 U.S. Treasury Notes 6.25%
   due 1/31/02, market value $4,547).................      9,000        9,000
 With Prudential Securities 6.50% 10/2/00
   (dated 9/29/00, collateralized by $16,000
   U.S. Treasury Notes 12.375% due 5/15/04,
   market value $19,737) ............................     19,300       19,300
                                                                  -----------
 Total Repurchase Agreements
   (cost $59,000) ...................................                  59,000
                                                                  -----------

-------------------------------------------------------------------------------
Total Market Value of Securities - 100.14%
   (cost $14,753,721) .....................................       $15,842,308
Liabilities Net of Receivables and
   Other Assets - (0.14%) .................................           (22,287)
                                                                  -----------
Net Assets Applicable to 1,588,446 Shares
   Outstanding - 100.00% ..................................       $15,820,021
                                                                  -----------
Net Asset Value - Delaware Growth Portfolio
   A Class ($12,341,874 / 1,238,313 shares) ...............             $9.97
                                                                       ------
Net Asset Value - Delaware Growth Portfolio
   B Class ($2,295,305 / 231,241 shares) ..................             $9.93
                                                                       ------
Net Asset Value - Delaware Growth Portfolio
   C Class ($961,698 / 96,740 shares) .....................             $9.94
                                                                       ------
Net Asset Value - Delaware Growth Portfolio
   Institutional Class
   ($221,144 / 22,152 shares) .............................             $9.98
                                                                       ------
----------------------
+ Non-income producing fund for the period ended September 30, 2000.

Components of Net Assets at September 30, 2000:
Shares of beneficial interest (unlimited
   authorization-no par) ..................................       $14,771,443
Undistributed net investment income .......................            45,268
Accumulated net realized loss on investments ..............           (85,277)
Net unrealized appreciation of investments ................         1,088,587
                                                                  -----------
Total net assets ..........................................       $15,820,021
                                                                  ===========
Net Asset Value and Offering Price per Share -
   Delaware Growth Portfolio
Net asset value A Class (A) ...............................             $9.97
Sales charge (5.75% of offering price or 6.12%
   of the amount invested per share)(B) ...................              0.61
                                                                       ------
Offering price ............................................            $10.58
                                                                       ======
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE BALANCED PORTFOLIO
---------------------------

                                                         Number of      Market
September 30, 2000                                        Shares        Value
--------------------------------------------------------------------------------
Investment Companies - 98.91%
Equity Funds - 67.33%
Delaware Group Equity Funds II -
  Delaware Diversified Value Fund ...................     559,803  $ 5,849,937
Delaware Group Equity Funds III -
  Delaware Research Fund ............................     187,443    1,454,554
Delaware Group Equity Funds IV -
  Delaware Diversified Growth Fund ..................     444,663    5,491,584
Delaware Group Equity Funds V -
  Delaware Small Cap Value Fund .....................      48,003    1,296,552
Delaware Group Global & International Funds -
  Delaware Emerging Markets Fund ....................     108,772      822,319
Delaware Group Global & International Funds -
  Delaware International Equity Fund ................     192,543    2,978,635
Voyageur Mutual Funds III -
  Delaware Select Growth Fund .......................      66,515    2,796,289
                                                                   -----------
                                                                    20,689,870
                                                                   -----------
Fixed Income Funds - 31.58%
Delaware Group Government Fund -
  Delaware American Government Bond Fund ............   1,338,638    9,705,124
                                                                   -----------
                                                                     9,705,124
                                                                   -----------
Total Investment Companies
  (cost $29,084,919) ................................               30,394,994
                                                                   -----------

                                                       Principal
                                                         Amount
Repurchase Agreements - 1.07%
With Chase Manhattan 6.40% 10/2/00
  (dated 9/29/00, collateralized by $128,000
  U.S. Treasury Notes 4.75% due 2/15/04,
  market value $124,431) ............................    $121,900      121,900
With J.P. Morgan Securities 6.40% 10/2/00
  (dated 9/29/00, collateralized by $50,000
  U.S. Treasury Notes 6.625% due 4/30/02,
  market value $51,377) .............................      50,000       50,000
With PaineWebber 6.50% 10/2/00
  (dated 9/29/00, collateralized by $1,000
  U.S. Treasury Notes 5.75% due 10/31/00,
  market value $589 and $25,000 U.S. Treasury
  Notes 4.625% due 12/31/00, market value
  $25,320 and $25,000 U.S. Treasury Notes
  6.25% due 1/31/02, market value $25,430) ..........      50,000       50,000
With Prudential Securities 6.50% 10/2/00
  (dated 9/29/00, collateralized by $88,000
  U.S. Treasury Notes 12.375% due 5/15/04,
  market value $110,391) ............................     108,100      108,100
                                                                   -----------
Total Repurchase Agreements
  (cost $330,000) ...................................                  330,000
                                                                   -----------

-------------------------------------------------------------------------------
Total Market Value of Securities - 99.98%
  (cost $29,414,919) .....................................         $30,724,994
Receivables Net of Assets
  and Liabilities - 0.02% ................................               6,225
                                                                   -----------
Net Assets Applicable to 3,317,402 Shares
  Outstanding - 100.00% ..................................         $30,731,219
                                                                   -----------
Net Asset Value - Delaware Balanced Portfolio
  A Class ($28,343,719 / 3,059,766 shares) ...............               $9.26
                                                                         -----
Net Asset Value - Delaware Balanced Portfolio
  B Class ($1,213,310 / 131,047 shares) ..................               $9.26
                                                                         -----
Net Asset Value - Delaware Balanced Portfolio
  C Class ($904,037 / 97,440 shares) .....................               $9.28
                                                                         -----
Net Asset Value - Delaware Balanced Portfolio
  Institutional Class
  ($270,153 / 29,149 shares) .............................               $9.27
                                                                         -----
Components of Net Assets at September 30, 2000:
Shares of beneficial interest (unlimited
  authorization-no par) ..................................         $29,782,074
Undistributed net investment income ......................              40,499
Accumulated net realized loss on investments .............            (401,429)
Net unrealized appreciation of investments ...............           1,310,075
                                                                   -----------
Total net assets .........................................         $30,731,219
                                                                   ===========
Net Asset Value and Offering Price per
  Share - Delaware Balanced Portfolio
Net asset value A Class (A) ..............................               $9.26
Sales charge (5.75% of offering price or 6.05% of
  the amount invested per share)(B) ......................                0.56
                                                                         -----
Offering price ...........................................               $9.82
                                                                         =====

----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE INCOME PORTFOLIO
-------------------------

                                                          Number of     Market
September 30, 2000                                         Shares       Value
-------------------------------------------------------------------------------
Investment Companies - 97.07%
Equity Funds - 44.36%
Delaware Group Equity Funds II -
  Delaware Diversified Value Fund ....................     230,892  $ 2,412,823
Delaware Group Equity Funds III -
  Delaware Research Fund .............................      68,006      527,724
Delaware Group Equity Funds IV -
  Delaware Diversified Growth Fund ...................     189,082    2,335,157
Delaware Group Equity Funds V -
  Delaware Small Cap Value Fund ......................      10,358      279,773
Delaware Group Global & International Funds -
  Delaware International Equity Fund .................      57,243      885,551
Delaware Pooled Trust - The Real Estate
  Investment Trust Portfolio .........................      30,586      425,456
Voyageur Mutual Funds III - Delaware Select
  Growth Fund ........................................      23,596      991,989
                                                                    -----------
                                                                      7,858,473
                                                                    -----------
Fixed Income Funds - 52.71%
Delaware Group Government Funds -
  Delaware American Government Bond Fund .............   1,152,958    8,358,948
Delaware Group Income Funds -
  Delaware Delchester Fund ...........................     237,389      978,042
                                                                    -----------
                                                                      9,336,990
                                                                    -----------
Total Investment Companies
  (cost $17,311,103) .................................               17,195,463
                                                                    -----------

                                                         Principal
                                                           Amount
Repurchase Agreements - 3.14%
With Chase Manhattan 6.40% 10/2/00
  (dated 9/29/00, collateralized by $216,000
  U.S. Treasury Notes 4.75% due 2/15/04,
  market value $209,647) .............................    $204,300      204,300
With J.P. Morgan Securities 6.40% 10/2/00
  (dated 9/29/00, collateralized by $84,000
  U.S. Treasury Notes 6.625% due 4/30/02,
  market value $86,562) ..............................      84,700       84,700
With PaineWebber 6.50% 10/2/00
  (dated 9/29/00, collateralized by $1,000
  U.S. Treasury Notes 5.75% due 10/31/00,
  market value $993 and $42,000 U.S. Treasury
  Notes 4.625% due 12/31/00, market
  value $42,660 and $42,000 U.S. Treasury
  Notes 6.25% due 1/31/02, market
  value $42,845) .....................................       84,700      84,700
With Prudential Securities 6.50% 10/2/00
  (dated 9/29/00, collateralized by $149,000
  U.S. Treasury Notes 12.375% due 5/15/04,
  market value $185,993) .............................      182,300     182,300
                                                                    -----------
Total Repurchase Agreements
  (cost $556,000) ....................................                  556,000
                                                                    -----------

-------------------------------------------------------------------------------
Total Market Value of Securities - 100.21%
  (cost $17,867,103) ......................................         $17,751,463
Liabilities Net of Receivables and
  Other Assets - (0.21%) ..................................             (36,156)
                                                                    -----------
Net Assets Applicable to 2,043,311 Shares
  Outstanding - 100.00% ...................................         $17,715,307
                                                                    -----------
Net Asset Value - Delaware Income Portfolio
  A Class ($17,051,415 / 1,967,039 shares) ................               $8.67
                                                                          -----
Net Asset Value - Delaware Income Portfolio
  B Class ($369,756 / 42,422 shares) ......................               $8.72
                                                                          -----
Net Asset Value - Delaware Income Portfolio
  C Class ($192,039 / 22,078 shares) ......................               $8.70
                                                                          -----
Net Asset Value - Delaware Income Portfolio
  Institutional Class ($102,097 / 11,772 shares) ..........               $8.67
                                                                          -----
Components of Net Assets at September 30, 2000:
Shares of beneficial interest (unlimited
  authorization-no par) ...................................         $18,049,852
Undistributed net investment income .......................              44,560
Accumulated net realized loss on investments ..............            (263,465)
Net unrealized depreciation of Investments ................            (115,640)
                                                                    -----------
Total net assets ..........................................         $17,715,307
                                                                    ===========
Net Asset Value and Offering Price per Share -
  Delaware Income Portfolio
Net asset value A Class (A) ...............................               $8.67
Sales charge (5.75% of offering price or 6.11% of
  the amount invested per share)(B) .......................                0.53
                                                                          -----
Offering price ............................................               $9.20
                                                                          =====
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

Statements of Operations


Delaware Foundation Funds                                Delaware    Delaware     Delaware
                                                          Growth     Balanced      Income
Year Ended September 30, 2000                           Portfolio   Portfolio    Portfolio
-------------------------------------------------------------------------------------------
Investment Income:
Interest ...........................................   $   34,839  $   57,195   $   57,740
Dividends from investment companies ................      360,516     848,900      883,381
                                                       ----------  ----------   ----------
                                                          395,355     906,095      941,121
                                                       ----------  ----------   ----------
Expenses:
Management fees ....................................       38,751      65,154       44,946
Custodian fees .....................................        9,882      15,550        4,290
Dividend disbursing and transfer agent fees
  and expenses .....................................       99,793      98,530      121,558
Distribution expenses ..............................       60,256      80,750       48,905
Registration fees ..................................       31,833      29,357       46,431
Reports and statements to shareholders .............       24,000      28,250       24,585
Accounting and administration expenses .............        6,262      10,521        7,278
Professional fees ..................................        1,260          75           --
Trustees' fees .....................................        2,431       1,807        1,306
Taxes (other than taxes on income) .................          123         160          200
Amortization of organization expenses ..............        4,652       4,652        4,647
Other ..............................................        7,069         697        7,851
                                                       ----------  ----------   ----------
                                                          286,312     335,503      311,997

Less expenses absorbed or waived ...................     (140,302)   (112,656)    (163,623)
Less expenses paid indirectly ......................         (357)       (600)        (414)
                                                       ----------  ----------   ----------
Total expenses .....................................      145,653     222,247      147,960
                                                       ----------  ----------   ----------
Net Investment Income ..............................      249,702     683,848      793,161
                                                       ----------  ----------   ----------
Net Realized and Unrealized Gain (Loss) on
  Investments:
Capital gain distributions from investment
  companies ........................................      288,543     293,507      149,239
Net realized loss on investments ...................     (285,057)   (578,386)    (348,726)
Net change in unrealized appreciation/depreciation
  of investments ...................................    1,179,710   1,821,450      690,596
                                                       ----------  ----------   ----------
Net Realized and Unrealized Gain on Investments ....    1,183,196   1,536,571      491,109
                                                       ----------  ----------   ----------
Net Increase in Net Assets Resulting from
  Operations .......................................   $1,432,898  $2,220,419   $1,284,270
                                                       ==========  ==========   ==========

                             See accompanying notes

Statements of Changes in Net Assets

                                                               Delaware                  Delaware                 Delaware
                                                                Growth                   Balanced                  Income
Delaware Foundation Funds                                      Portfolio                 Portfolio                Portfolio
----------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended                Year Ended               Year Ended
                                                          9/30/00       9/30/99     9/30/00      9/30/99     9/30/00      9/30/99

Increase (Decrease) in Net Assets from Operations:
Net investment income ................................   $  249,702   $  150,639  $  683,848   $  431,667  $  793,161   $  608,102
Net realized gain (loss) on investments ..............        3,486      374,414    (284,879)     289,279    (199,487)      44,912
Net change in unrealized appreciation/depreciation
  of investments .....................................    1,179,710       56,705   1,821,450     (335,144)    690,596     (775,667)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations ..........................    1,432,898      581,758   2,220,419      385,802   1,284,270     (122,653)
                                                        --------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income:
  A Class ............................................     (328,851)     (16,588)   (765,253)    (268,006)   (926,642)    (408,473)
  B Class ............................................      (36,717)          --     (35,252)     (11,355)    (13,692)     (10,673)
  C Class ............................................      (13,139)          --     (26,860)     (10,723)     (8,623)      (3,980)
  Institutional Class ................................       (3,940)        (588)     (5,355)      (1,373)     (4,655)      (1,913)
Net realized gain on investments:
  A Class ............................................     (327,655)      (5,317)   (306,567)      (6,916)    (84,213)      (2,256)
  B Class ............................................      (49,076)      (3,737)    (19,061)      (1,985)     (1,276)        (994)
  C Class ............................................      (17,562)        (599)    (14,846)      (2,649)       (953)        (401)
  Institutional Class ................................       (3,598)        (147)     (2,009)        (166)       (372)        (149)
                                                        --------------------------------------------------------------------------
                                                           (780,538)     (26,976) (1,175,203)    (303,173) (1,040,426)    (428,839)
                                                        --------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold:
  A Class ............................................    3,890,304   15,667,690  15,285,084   22,952,044   4,569,647   22,106,262
  B Class ............................................    1,356,326      758,187     364,784      652,910     124,231      706,701
  C Class ............................................      651,583      484,774     340,201      302,321      39,696      147,129
  Institutional Class ................................      195,022        9,370     244,048        7,483      40,494        4,114
Net asset value of shares issued upon reinvestment
  of distributions:
  A Class ............................................      656,681       21,959   1,071,663      274,932   1,010,794      410,729
  B Class ............................................       84,612        3,675      53,244       13,190      12,079        9,874
  C Class ............................................       30,700          597      40,451       12,919       9,888        4,381
  Institutional Class ................................        7,538          735       7,364        1,539       5,026        2,062
                                                        --------------------------------------------------------------------------
                                                          6,872,766   16,946,987  17,406,839   24,217,338   5,811,855   23,391,252
                                                        --------------------------------------------------------------------------
Cost of shares repurchased:
  A Class ............................................   (4,070,669)  (5,256,441) (6,354,705)  (6,789,571) (6,003,847)  (5,122,105)
  B Class ............................................     (789,677)    (264,719)   (280,764)     (81,066)    (14,994)    (499,183)
  C Class ............................................     (254,849)     (73,721)   (309,305)    (279,472)    (54,450)     (80,420)
  Institutional Class ................................      (49,794)        (566)    (47,390)        (531)     (1,339)          --
                                                        --------------------------------------------------------------------------
                                                         (5,164,989)  (5,595,447) (6,992,164)  (7,150,640) (6,074,630)  (5,701,708)
                                                        --------------------------------------------------------------------------
Increase (decrease) in net assets derived from
  capital share transactions .........................    1,707,777   11,351,540  10,414,675   17,066,698    (262,775)  17,689,544
                                                        --------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets ................    2,360,137   11,906,322  11,459,891   17,149,327     (18,931)  17,138,052

Net Assets:
Beginning of period ..................................   13,459,884    1,553,562  19,271,328    2,122,001  17,734,238      596,186
                                                        --------------------------------------------------------------------------
End of period ........................................  $15,820,021  $13,459,884 $30,731,219  $19,271,328 $17,715,307  $17,734,238
                                                        --------------------------------------------------------------------------

                             See accompanying notes

Financial Highlights

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Growth Portfolio A Class     Delaware Growth Portfolio B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   12/31/97(1)                          12/31/97(1)
                                                                  Year Ended            to            Year Ended            to
                                                             9/30/00     9/30/99     9/30/98      9/30/00     9/30/99     9/30/98
Net asset value, beginning of period .....................   $9.500      $8.170       $8.500      $9.470       $8.140      $8.500

Income (loss) from investment operations:
  Net investment income(2) ...............................    0.174       0.138        0.062       0.099        0.068       0.014
  Net realized and unrealized gain (loss)
    on investments .......................................    0.845       1.295       (0.392)      0.840        1.287      (0.374)
                                                             --------------------------------------------------------------------
  Total from investment operations .......................    1.019       1.433       (0.330)      0.939        1.355      (0.360)
                                                             --------------------------------------------------------------------

Less dividends and distributions:
  Dividends from net investment income ...................   (0.275)     (0.078)          --      (0.205)          --          --
  Distributions from net realized gain on investments ....   (0.274)     (0.025)          --      (0.274)      (0.025)         --
                                                             --------------------------------------------------------------------
  Total dividends and distributions ......................   (0.549)     (0.103)          --      (0.479)      (0.025)         --
                                                             --------------------------------------------------------------------

Net asset value, end of period ...........................   $9.970      $9.500       $8.170      $9.930       $9.470      $8.140
                                                             ====================================================================

Total return(3) ..........................................   10.99%      17.33%       (3.88%)     10.14%       16.41%      (4.24%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................  $12,342     $11,328         $547      $2,295       $1,561        $885
  Ratio of expenses to average net assets ................    0.80%       0.80%        0.80%       1.55%        1.55%       1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......    1.70%       2.21%       14.36%       2.45%        2.96%      15.11%
  Ratio of net investment income to average
    net assets ...........................................    1.75%       1.45%        0.96%       1.00%        0.70%      21.00%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly .............................    0.85%       0.04%      (12.60%)      0.10%       (0.71%)    (13.35%)
  Portfolio turnover .....................................      87%        104%          77%         87%         104%         77%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Growth Portfolio C Class
------------------------------------------------------------------------------------------------
                                                                                     12/31/97(1)
                                                                  Year Ended              to
                                                              9/30/00     9/30/99      9/30/98
Net asset value, beginning of period ......................    $9.480      $8.140       $8.500

Income (loss) from investment operations:
  Net investment income(2) ................................     0.099       0.067        0.013
  Net realized and unrealized gain (loss)
    on investments ........................................     0.840       1.298       (0.373)
                                                               ---------------------------------
  Total from investment operations ........................     0.939       1.365       (0.360)
                                                               ---------------------------------

Less dividends and distributions:
  Dividends from net investment income ....................    (0.205)         --           --
  Distributions from net realized gain on investments .....    (0.274)     (0.025)          --
                                                               ---------------------------------
  Total dividends and distributions .......................    (0.479)     (0.025)          --
                                                               ---------------------------------

Net asset value, end of period ............................    $9.940      $9.480       $8.140
                                                               =================================

Total return(3) ...........................................    10.13%      16.53%       (4.24%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................      $962        $506          $74
  Ratio of expenses to average net assets .................     1.55%       1.55%        1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......     2.45%       2.96%       15.11%
  Ratio of net investment income to average
    net assets ............................................     1.00%       0.70%        0.21%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ..............................     0.10%      (0.71%)     (13.35%)
  Portfolio turnover ......................................       87%        104%          77%

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Growth Portfolio Institutional Class
-----------------------------------------------------------------------------------------------------------
                                                                                          12/31/97(1)
                                                                        Year Ended            to
                                                                    9/30/00     9/30/99     9/30/98
Net asset value, beginning of period ......................         $9.520       $8.180      $8.500

Income (loss) from investment operations:
  Net investment income(2) ................................          0.199        0.162       0.078
  Net realized and unrealized gain (loss)
    on investments ........................................          0.835        1.303      (0.398)
                                                                    -------------------------------
  Total from investment operations ........................          1.034        1.465      (0.320)
                                                                    -------------------------------

Less dividends and distributions:
  Dividends from net investment income ....................         (0.300)      (0.100)         --
  Distributions from net realized gain on investments .....         (0.274)      (0.025)         --
                                                                    -------------------------------
  Total dividends and distributions .......................         (0.574)      (0.125)         --
                                                                    -------------------------------

Net asset value, end of period ............................         $9.980       $9.520      $8.180
                                                                    ===============================

Total return(3) ...........................................         11.13%       17.71%      (3.77%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................           $221          $65         $48
  Ratio of expenses to average net assets .................          0.55%        0.55%       0.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......          1.45%        1.96%      14.11%
  Ratio of net investment income to average
    net assets ............................................          2.00%        1.70%       1.21%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ..............................          1.10%        0.29%     (12.35%)
  Portfolio turnover ......................................            87%         104%         77%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Balanced Portfolio A Class
------------------------------------------------------------------------------------------------
                                                                                   12/31/97(1)
                                                                  Year Ended            to
                                                              9/30/00     9/30/99    9/30/98
Net asset value, beginning of period .......................   $8.940      $8.130       $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................    0.246       0.249        0.153
  Net realized and unrealized gain (loss)
    on investments .........................................    0.572       0.789       (0.463)
                                                               -------------------------------
  Total from investment operations .........................    0.818       1.038       (0.310)
                                                               -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................   (0.338)     (0.200)      (0.060)
  Distributions from net realized gain on investments ......   (0.160)     (0.028)          --
                                                               -------------------------------
  Total dividends and distributions ........................   (0.498)     (0.228)      (0.060)
                                                               -------------------------------

Net asset value, end of period .............................   $9.260      $8.940       $8.130
                                                               ===============================

Total return(3) ............................................    9.49%      12.52%       (3.68%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................  $28,344     $17,373         $972
  Ratio of expenses to average net assets ..................    0.80%       0.80%        0.80%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........    1.23%       1.57%       12.87%
  Ratio of net investment income to average
    net assets .............................................    2.67%       2.73%        2.34%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................    2.24%       1.96%       (9.73%)
  Portfolio turnover .......................................      80%         93%          73%

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Balanced Portfolio B Class
------------------------------------------------------------------------------------------------
                                                                                      12/31/97(1)
                                                                  Year Ended               to
                                                                9/30/00     9/30/99     9/30/98
Net asset value, beginning of period .......................    $8.950       $8.130      $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................     0.178        0.181       0.104
  Net realized and unrealized gain (loss)
    on investments .........................................     0.577        0.787      (0.444)
                                                                -------------------------------
  Total from investment operations .........................     0.755        0.968      (0.340)
                                                                -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................    (0.285)      (0.120)     (0.030)
  Distributions from net realized gain on investments ......    (0.160)      (0.028)     --
                                                                -------------------------------
  Total dividends and distributions ........................    (0.445)      (0.148)     (0.030
                                                                -------------------------------

Net asset value, end of period .............................    $9.260       $8.950      $8.130
                                                                ===============================

Total return(3) ............................................     8.75%       11.66%      (4.02%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................    $1,213       $1,035        $408
  Ratio of expenses to average net assets ..................     1.55%        1.55%       1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........     1.98%        2.32%      13.62%
  Ratio of net investment income to average
    net assets .............................................     1.92%        1.98%       1.59%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................     1.49%        1.21%     (10.48%)
  Portfolio turnover .......................................       80%          93%         73%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.


                             See accompanying notes

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Balanced Portfolio C Class
------------------------------------------------------------------------------------------------
                                                                                     12/31/97(1)
                                                                  Year Ended              to
                                                              9/30/00     9/30/99      9/30/98
Net asset value, beginning of period .......................   $8.960      $8.140       $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................    0.177       0.182        0.104
  Net realized and unrealized gain (loss)
    on investments .........................................    0.588       0.786       (0.434)
                                                               -------------------------------
  Total from investment operations .........................    0.765       0.968       (0.330)
                                                               -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................   (0.285)     (0.120)      (0.030)
  Distributions from net realized gain on investments ......   (0.160)     (0.028)          --
                                                               -------------------------------
  Total dividends and distributions ........................   (0.445)     (0.148)      (0.030)
                                                               -------------------------------

Net asset value, end of period .............................   $9.280      $8.960       $8.140
                                                               ===============================

Total return(3) ............................................    8.74%      11.77%       (3.90%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................     $904        $802         $694
  Ratio of expenses to average net assets ..................    1.55%       1.55%        1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........    1.98%       2.32%       13.62%
  Ratio of net investment income to average
    net assets .............................................    1.92%       1.98%        1.59%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................    1.49%       1.21%      (10.48%)
  Portfolio turnover .......................................      80%         93%          73%

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Balanced Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------
                                                                                          12/31/97(1)
                                                                        Year Ended             to
                                                                    9/30/00     9/30/99     9/30/98
Net asset value, beginning of period .......................        $8.940       $8.130      $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................         0.269        0.271       0.169
  Net realized and unrealized gain (loss)
    on investments .........................................         0.579        0.792      (0.469)
                                                                    -------------------------------
  Total from investment operations .........................         0.848        1.063      (0.300)
                                                                    -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................        (0.358)      (0.225)     (0.070)
  Distributions from net realized gain on investments ......        (0.160)      (0.028)         --
                                                                    -------------------------------
  Total dividends and distributions ........................        (0.518)      (0.253)     (0.070)
                                                                    -------------------------------

Net asset value, end of period .............................        $9.270       $8.940      $8.130
                                                                    ===============================

Total return(3) ............................................         9.85%       12.83%      (3.56%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................          $270          $61         $48
  Ratio of expenses to average net assets ..................         0.55%        0.55%       0.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........         0.98%        1.32%      12.62%
  Ratio of net investment income to average
    net assets .............................................         2.92%        2.98%       2.59%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................         2.49%        2.21%      (9.48%)
  Portfolio turnover .......................................           80%          93%         73%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                     Delaware Income Portfolio A Class     Delaware Income Portfolio B Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    12/31/97(1)                          12/31/97(1)
                                                                 Year Ended             to            Year Ended             to
                                                              9/30/00    9/30/99      9/30/98      9/30/00     9/30/99     9/30/98
Net asset value, beginning of period ......................   $8.550      $8.290       $8.500      $8.590       $8.290      $8.500

Income (loss) from investment operations:
  Net investment income(2) ................................    0.382       0.382        0.250       0.317        0.316       0.201
  Net realized and unrealized gain (loss)
    on investments ........................................    0.249       0.198       (0.350)      0.252        0.219      (0.331)
                                                              --------------------------------------------------------------------
  Total from investment operations ........................    0.631       0.580       (0.100)      0.569        0.535      (0.130)
                                                              --------------------------------------------------------------------

Less dividends and distributions:
  Dividends from net investment income ....................   (0.468)     (0.295)      (0.110)     (0.396)      (0.210)     (0.080)
  Distributions from net realized gain on investments .....   (0.043)     (0.025)          --      (0.043)      (0.025)         --
                                                              --------------------------------------------------------------------
  Total dividends and distributions .......................   (0.511)     (0.320)      (0.110)     (0.439)      (0.235)     (0.080)
                                                              --------------------------------------------------------------------

Net asset value, end of period ............................   $8.670      $8.550       $8.290      $8.720       $8.590      $8.290
                                                              ====================================================================

Total return(3) ...........................................    7.66%       6.85%       (1.21%)      6.99%        6.18%      (1.56%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................  $17,051     $17,239         $398        $370         $243         $26
  Ratio of expenses to average net assets .................    0.80%       0.80%        0.80%       1.55%        1.55%       1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......    1.71%       2.13%       32.95%       2.46%        2.88%      33.70%
  Ratio of net investment income to average
    net assets ............................................    4.43%       4.34%        3.80%       3.68%        3.59%       3.05%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ..............................    3.52%       3.01%      (28.35%)      2.77%        2.26%     (29.10%)
  Portfolio turnover ......................................      65%         73%          81%         65%          73%         81%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.


                             See accompanying notes

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                        Delaware Income Portfolio C Class
-------------------------------------------------------------------------------------------------
                                                                                      12/31/97(1)
                                                                 Year Ended               to
                                                               9/30/00    9/30/99       9/30/98
Net asset value, beginning of period .......................   $8.580      $8.290       $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................    0.317       0.316        0.204
  Net realized and unrealized gain (loss)
    on investments .........................................    0.242       0.209       (0.334)
                                                               -------------------------------
  Total from investment operations .........................    0.559       0.525       (0.130)
                                                               -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................   (0.396)     (0.210)      (0.080)
  Distributions from net realized gain on investments ......   (0.043)     (0.025)          --
                                                               -------------------------------
  Total dividends and distributions ........................   (0.439)     (0.235)      (0.080)
                                                               -------------------------------

Net asset value, end of period .............................   $8.700      $8.580       $8.290
                                                               ===============================

Total return(3) ............................................    6.88%       6.06%       (1.56%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................     $192        $195         $123
  Ratio of expenses to average net assets ..................    1.55%       1.55%        1.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........    2.46%       2.88%       33.70%
  Ratio of net investment income to average
    net assets .............................................    3.68%       3.59%        3.05%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................    2.77%       2.26%      (29.10%)
  Portfolio turnover .......................................      65%         73%          81%

Delaware Foundation Funds
Selected data for each share of the Portfolio outstanding
throughout each period were as follows:                      Delaware Income Portfolio Institutional Class
----------------------------------------------------------------------------------------------------------
                                                                                           12/31/97(1)
                                                                         Year Ended            to
                                                                    9/30/00      9/30/99     9/30/98
Net asset value, beginning of period .......................        $8.560       $8.280      $8.500

Income (loss) from investment operations:
  Net investment income(2) .................................         0.404        0.403       0.266
  Net realized and unrealized gain (loss)
    on investments .........................................         0.237        0.212      (0.356)
                                                                    -------------------------------
  Total from investment operations .........................         0.641        0.615      (0.090)
                                                                    -------------------------------

Less dividends and distributions:
  Dividends from net investment income .....................        (0.488)      (0.310)     (0.130)
  Distributions from net realized gain on investments ......        (0.043)      (0.025)         --
                                                                    -------------------------------
  Total dividends and distributions ........................        (0.531)      (0.335)     (0.130)
                                                                    -------------------------------

Net asset value, end of period .............................        $8.670       $8.560      $8.280
                                                                    ===============================

Total return(3) ............................................         7.90%        7.16%      (1.10%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..................          $102          $57         $49
  Ratio of expenses to average net assets ..................         0.55%        0.55%       0.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........         1.46%        1.88%      32.70%
  Ratio of net investment income to average
    net assets .............................................         4.68%        4.59%       4.05%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly ...............................         3.77%        3.26%     (28.10%)
  Portfolio turnover .......................................           65%          73%         81%

----------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

Notes to Financial Statements

September 30, 2000
--------------------------------------------------------------------------------
Delaware Foundation Funds (the "Trust") is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and offers four portfolios: the Delaware Growth Portfolio, the Delaware Balanced Portfolio, the Delaware Income Portfolio and the Delaware S&P 500 Index Fund. These financial statements pertain only to the Delaware Growth Portfolio, Delaware Balanced Portfolio and Delaware Income Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Portfolios are diversified and offer four classes of shares. The A class carries a front-end sales charge of 5.75%. The B class carries a back-end deferred sales charge, the C class carries a level load deferred sales charge and the Institutional has no sales charge. The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Portfolio is to seek long-term capital growth.

The investment objective of Delaware Balanced Portfolio is to achieve capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange on days when the Exchange is open. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - Each Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

--------------------------------------------------------------------------------
1. Significant Accounting Policies (continued)
Repurchase Agreements - The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays distributions from net realized gain on investments, if any, annually and from net investment income quarterly for Delaware Income Portfolio and annually for Delaware Balanced Portfolio and Delaware Growth Portfolio.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "expenses paid indirectly". The amount of these expenses and credits for the period ended September 30, 2000 are as follows:

                                        Delaware         Delaware      Delaware
                                         Growth          Balanced       Income
                                        Portfolio        Portfolio     Portfolio
                                        ---------        ---------     ---------
Commission reimbursement ...........      $357             $600          $414
Earnings credits ...................        --               --            --

--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of their respective investment management agreements, each Portfolio pays Delaware Management Company (DMC), the investment manager of each Portfolio, an annual asset allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has elected to waive that portion of the management fee and reimburse each Portfolio to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, exceed 0.55% of average daily net assets of the Portfolios through November 30, 2000.

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the distribution agreement, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes.

On September 30, 2000, the Portfolios had liabilities payable to affiliates as follows:

                                        Delaware        Delaware       Delaware
                                         Growth         Balanced        Income
                                        Portfolio      Portfolio      Portfolio
                                        ---------      ----------     ----------
Investment management fee
  payable to DMC ..................     $    --         $    --        $    --
Dividend disbursing, transfer
  agent and accounting
  services and other
  expenses payable to DSC .........      11,107          13,038         12,185
Other expenses payable
  to DMC and affiliates ..........          465             588            464

For the period ended September 30, 2000, DDLP earned commissions on sales of the A Class shares for each Portfolio as follows:

         Delaware                    Delaware               Delaware
          Growth                     Balanced                Income
         Portfolio                  Portfolio               Portfolio
        ----------                  ---------               ---------
          $2,860                      $1,138                   $81

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Portfolios. These officers, trustees and employees are paid no compensation by the Portfolios.

3. Investments
For the period ended September 30, 2000, the Portfolios made purchases and sales of investment securities (including shares of the Underlying Funds), other than U.S. government securities and temporary cash investments as follows:

--------------------------------------------------------------------------------
3. Investments (continued)

                                  Delaware         Delaware        Delaware
                                   Growth          Balanced         Income
                                  Portfolio       Portfolio       Portfolio
                                  ---------       ---------       ---------
Purchases ...................   $14,809,133      $30,290,357      $11,593,865
Sales .......................    12,944,003       20,182,172       11,233,667

As of September 30, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                                  Delaware         Delaware        Delaware
                                   Growth          Balanced         Income
                                  Portfolio       Portfolio       Portfolio
                                  ---------       ---------       ---------
Cost of investments .........   $14,977,405      $29,791,440     $18,098,450
                                -----------      -----------     -----------
Aggregate unrealized
  appreciation ..............   $ 1,144,525      $ 1,361,587     $   587,537
Aggregate unrealized
  depreciation ..............      (279,622)        (428,033)       (934,524)
                                -----------      -----------     -----------
Net unrealized appreciation
  (depreciation) ............   $   864,903      $   933,554     $  (346,987)
                                ===========      ===========     ===========

4. Capital Shares

Transactions in capital shares were as follows:
                                                            Delaware Growth
                                                               Portfolio
                                                         ---------------------
                                                               Year Ended
                                                         9/30/00      9/30/99
Shares sold:
  A Class ....................................           389,833     1,668,679
  B Class ....................................           137,359        83,142
  C Class ....................................            65,705        52,132
  Institutional Class ........................            19,364           950

Shares issued upon reinvestment
  of distributions:
  A Class ....................................            66,198         2,382
  B Class ....................................             8,513           398
  C Class ....................................             3,085            64
  Institutional Class ........................               760            80
                                                         -------     ---------
                                                         690,817     1,807,827
                                                         -------     ---------
Shares repurchased:
  A Class ....................................          (409,722)     (545,940)
  B Class ....................................           (79,400)      (27,503)
  C Class ....................................           (25,391)       (7,945)
  Institutional Class ........................            (4,827)          (57)
                                                         -------     ---------
                                                        (519,340)     (581,445)
                                                         -------     ---------
Net increase .................................           171,477     1,226,382
                                                         =======     =========

--------------------------------------------------------------------------------
4. Capital Shares (continued)
Transactions in capital shares were as follows:

                                                           Delaware Balanced
                                                              Portfolio
                                                       -----------------------
                                                               Year Ended
                                                         9/30/00       9/30/99
Shares sold:
  A Class ....................................         1,691,395     2,536,969
  B Class ....................................            39,916        72,833
  C Class ....................................            37,207        34,165
  Institutional Class ........................            26,619           823

Shares issued upon reinvestment
  of distributions:
  A Class ....................................           116,689        30,428
  B Class ....................................             5,793         1,463
  C Class ....................................             4,397         1,433
  Institutional Class ........................               803           171
                                                       ---------     ---------
                                                       1,922,819     2,678,285
                                                       ---------     ---------

Shares repurchased:
  A Class ....................................          (692,555)     (742,675)
  B Class ....................................           (30,267)       (8,853)
  C Class ....................................           (33,644)      (31,351)
  Institutional Class ........................            (5,140)          (58)
                                                       ---------     ---------
                                                        (761,606)     (782,937)
                                                       ---------     ---------
Net increase .................................         1,161,213     1,895,348
                                                       =========     =========

                                                            Delaware Income
                                                               Portfolio
                                                        ----------------------
                                                              Year Ended
                                                         9/30/00       9/30/99
Shares sold:
  A Class ....................................           529,957     2,501,936
  B Class ....................................            14,483        82,008
  C Class ....................................             4,540        16,945
  Institutional Class ........................             4,665           470

Shares issued upon reinvestment
  of distributions:
  A Class ....................................           117,543        47,302
  B Class ....................................             1,396         1,128
  C Class ....................................             1,146           502
  Institutional Class ........................               584           237
                                                         -------     ---------
                                                         674,314     2,650,528
                                                         -------     ---------

Shares repurchased:
  A Class ....................................          (695,721)     (582,005)
  B Class ....................................            (1,731)      (57,950)
  C Class ....................................            (6,327)       (9,577)
  Institutional Class ........................              (156)            0
                                                         -------     ---------
                                                        (703,935)     (649,532)
                                                         -------     ---------
Net increase .................................            29,621     2,000,996
                                                         =======     =========

--------------------------------------------------------------------------------
5. Line of Credit
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Portfolio's allocation of the entire facility. The Participants may borrow up to one third of their net assets under the agreement. The Portfolios had no amounts outstanding at September 30, 2000, or at any time during the fiscal year.

6. Tax Information (unaudited)
The information set forth below is for each Portfolio's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a portfolio. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2001. Please consult your tax advisor for proper treatment of this information.

For the period ended September 30, 2000, each Portfolio designates distributions paid during the year as follows:

                                      (A)                (B)
                                   Long-Term          Ordinary
                                 Capital Gains         Income
                                 Distributions      Distributions
                                 -------------      -------------
Delaware Growth Portfolio              8%                92%
Delaware Balanced Portfolio            5%                95%
Delaware Income Portfolio              2%                98%


                                      (C)
                                     Total               (D)
                                 Distributions        Qualifying
                                  (Tax Basis)        Dividends(1)
                                 -------------      -------------
Delaware Growth Portfolio             100%                --
Delaware Balanced Portfolio           100%                --
Delaware Income Portfolio             100%                --

(A) and (B) are based on a percentage of the Portfolio's total distributions.
(D) is based on a percentage of ordinary income of the Portfolio.

----------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Report of Independent Auditors

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
Delaware Group Foundation Funds

We have audited the accompanying statements of net assets of Delaware Growth Portfolio, Delaware Balanced Portfolio and Delaware Income Portfolio (the "Funds") (each a series of Delaware Group Foundation Funds) as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                               /s/ Ernst & Young

Philadelphia, Pennsylvania
November 10, 2000

DELAWARE INVESTMENTS FAMILY OF FUNDS
------------------------------------

More information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.


                                BUILDING BLOCKS
                           OF A DIVERSIFIED PORTFOLIO
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH EQUITY FUNDS
-------------------------------
     GROWTH EQUITY FUNDS
-------------------------------
                                         TAX-
                          TAXABLE       EXEMPT      INTERNATIONAL       ASSET
 MODERATE GROWTH           BOND          BOND        AND GLOBAL      ALLOCATION
  EQUITY FUNDS             FUNDS        FUNDS
--------------------------------------------------------------------------------
                             STABILITY OF PRINCIPAL
--------------------------------------------------------------------------------

[ ] Growth of Capital                [ ] International and Global        [ ] Tax-Exempt Income
  o Technology and Innovation          o Emerging Markets Fund             o National High-Yield
     Fund                              o New Pacific Fund                     Municipal Bond Fund
  o Select Growth Fund                 o Overseas Equity Fund              o Tax-Free USA Fund
  o Trend Fund                         o International Equity Fund         o Tax-Free Insured Fund
  o Growth Opportunities Fund*         o Global Equity Fund                o Tax-Free USA
  o Small Cap Value Fund               o Global Bond Fund                     Intermediate Fund
  o U.S. Growth Fund                 [ ] Current Income                    o State Tax-Free Funds**
  o Tax-Efficient Equity Fund          o Delchester Fund                 [ ] Stability of Principal
  o Social Awareness Fund              o High-Yield                        o Cash Reserve
[ ] Total Return                          Opportunities Fund               o Tax-Free Money Fund
  o Blue Chip Fund                     o Strategic Income Fund           [ ] Asset Allocation
  o Devon Fund                         o Corporate Bond Fund               o Foundation Funds
  o Growth and Income Fund             o Extended Duration                    Growth Portfolio
  o Decatur Equity Income Fund            Bond Fund                           Balanced Portfolio
  o REIT Fund                          o American Government                  Income Portfolio
  o Balanced Fund                         Bond Fund
                                       o U.S. Government
                                          Securities Fund
                                       o Limited-Term
                                          Government Fund


 * Formerly known as DelCap Fund.

** Available for the following states: Arizona, California, Colorado, Florida,
   Idaho, Iowa, Kansas, Minnesota, Missouri, Montana, North Dakota, New Jersey, New Mexico, New York, Oregon, Pennsylvania and Wisconsin. Insured and intermediate bond funds are available in selected states.

(C)Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawareinvestments.com

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current Delaware Foundation Funds prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Portfolio. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

BOARD OF TRUSTEES                               Charles E. Peck                             Investment Manager
                                                Retired                                     Delaware Management Company
Wayne A. Stork                                  Fredericksburg, VA                          Philadelphia, PA
Chairman
Delaware Investments Family of Funds            Janet L. Yeomans                            International Affiliate
Philadelphia, PA                                Vice President and Treasurer                Delaware International Advisers Ltd.
                                                3M Corporation                              London, England
Walter P. Babich                                St. Paul, MN
Board Chairman                                                                              National Distributor
Citadel Constructors, Inc.                      AFFILIATED OFFICERS                         Delaware Distributors, L.P.
King of Prussia, PA                                                                         Philadelphia, PA
                                                Charles E. Haldeman, Jr.
David K. Downes                                 President and Chief Executive Officer       Shareholder Servicing, Dividend
President and Chief Executive Officer           Delaware Management Holdings, Inc.          Disbursing and Transfer Agent
Delaware Investments Family of Funds            Philadelphia, PA                            Delaware Service Company, Inc.
Philadelphia, PA                                                                            Philadelphia, PA
                                                Richard J. Flannery
John H. Durham                                  Executive Vice President                    2005 Market Street
Private Investor                                and General Counsel                         Philadelphia, PA 19103-3682
Horsham, PA                                     Delaware Investments Family of Funds
                                                Philadelphia, PA
Anthony D. Knerr
Consultant, Anthony Knerr & Associates          Bruce D. Barton
New York, NY                                    President and Chief Executive Officer
                                                Delaware Distributors, L.P.
Ann R. Leven                                    Philadelphia, PA
Former Treasurer, National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN


(3997)                                        Printed in the USA
AR-444 [9/00] PPL 11/00                                    (J6493)